Condensed Consolidated Statements of Changes in Equity (Parenthetical) (Unaudited)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Issuance of class A common stock upon exchange of founding/working partner units, shares			5,153,877	4,438,765
Issuance of class A common stock upon exchange/redemption of limited partnership units	3,473,908	12,259,184	4,523,505
Cantor purchase of Cantor units from BGC Holdings upon redemption of founding/working partner units, units	886,569		2,353,520	70,632
Cantor exchange of Cantor units for common stock, units			3,700,000
Redemption of founding/working partner units, units	1,000,996	236,741	3,998,225
Repurchase of class A common stock, shares		60,929	3,399,015	4,023,959
Conversion of class B common stock to class A common stock, shares			600,000	3,700,000
Issuance of contingent class A common stock for acquisitions shares		4,716,848
Class A Common Stock
Cantor exchange of Cantor units for common stock, units		9,000,000
Repurchase of class A common stock, shares	44,013
Issuance of class A common stock (net of costs), shares	2,912,844	3,829,176	2,594,117
Issuance of common stock upon purchase of notes receivable, shares	453,172
Issuance of contingent class A common stock for acquisitions shares	72,009
Adjustments to additional paid in capital sharebased compensation requisite service period recognition shares	674,973	1,937,093
Class B Common Stock
Cantor exchange of Cantor units for common stock, units		9,000,000